Fair Value Financial Assets and Liabilities (Details) - Schedule of significant unobservable inputs used in level 3 fair value measurements - Level 3 of fair value hierarchy [member]	12 Months Ended
Dec. 31, 2019
Earning growth factor [Member]
Fair Value Financial Assets and Liabilities (Details) - Schedule of significant unobservable inputs used in level 3 fair value measurements [Line Items]
Weighted average	4.00%
Fair value sensitivity	5% (2018: 5%) increase or decrease in the factor would result in an increase (decrease) in fair value of S/11,012,000 and (S/11,381,000), respectively (2018: S/10,790,000 and (S/8,783,000), respectively).
WACC discount rate [Member]
Fair Value Financial Assets and Liabilities (Details) - Schedule of significant unobservable inputs used in level 3 fair value measurements [Line Items]
Weighted average	8.90%
Fair value sensitivity	10% (2018: 10%) increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/11,222,000) and S/15,352,000, respectively (2018: (S/12,942,000) and S/19,969,000, respectively).